Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summarised financial information for the group's share of equity accounted investments which are not material
Loss and total comprehensive loss for the year	R (347)	R 1,074	R 1,443
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	1,936	715
Authorised but not yet contracted for	1,089	1,100
Less expenditure to the end of year	(1,748)	(532)
Total capital commitments	1,277	1,283
Immaterial equity accounted investments
Summarised financial information for the group's share of equity accounted investments which are not material
Operating (loss)/profit	(674)	13
Loss before tax	(665)	(2)
Taxation	(20)	(56)
Loss and total comprehensive loss for the year	R (685)	R (58)